Organization and Description of Business (Details) (USD $)	Dec. 31, 2012 sqft Properties	Dec. 31, 2011 sqft	Dec. 31, 2010 sqft	Dec. 31, 2012 Los Angeles Central Business District, California [Member] sqft Properties	Dec. 31, 2012 Los Angeles Central Business District, California [Member] Parking [Member] sqft Parking_Spaces	Dec. 31, 2012 Plaza Las Fuentes sqft Properties	Apr. 24, 2013 Common Stock
Real Estate Properties [Line Items]
Number of Properties	6			5		1
Net Rentable Square Feet	3,390,938	1,685,448	2,226,339	6,400,000	2,600,000	200,000
Parking Spaces					8,057
Percentage Leased				78.40%		100.00%
Merger Consideration, common stock							$ 3.15